LOANS PAYABLE	12 Months Ended
Dec. 31, 2020
Loans Payable [Abstract]
LOANS PAYABLE

9	LOANS PAYABLE

Loans payable consisted of the following:

Description	Interest Rate	Maturity	December 31, 2020	December 31, 2019
Stanislav Minaychenko	4.0%	September 16, 2020	$14,530	$23,930
Maxim Pukhoskiy	4.0%	June 16, 2020	8,041	17,683
Dieter Busenhart	10.0%	January 17, 2021	1,062	-
Alexander Motorin	4.0%	December 23, 2020	-	20,018
Total loans payable			$23,633	$61,631

Interest expense totaled $1,558 and $7,513 for the year ended December 31, 2020 and 2019, respectively.

Stanislav Minaychenko

On December 17, 2019, in terms of a settlement agreement entered into between the Company, Qpagos Corporation and Stanislav Minaychenko, the Company issued a promissory note to Mr. Minaychenko in settlement of $23,893 owing to him in terms of a service agreement dated September 1, 2015. The promissory note bears interest at 4% per annum, is unsecured and matures on June 16, 2020.

During the year ended December 31, 2020, the Company repaid an aggregate principal amount of $10,000.

On July 1, 2020, the Company entered into an extension agreement with Stanislav Minaychenko, extending the maturity date to September 16, 2020. The note is currently in default as we were unable to pay the outstanding balance by September 16, 2020. The note has no default penalties and we anticipate repaying the note as soon as we have sufficient funds.

The balance of the promissory note, including interest thereon at December 31, 2020 was $14,530.

Subsequent to year end on February 22, 2021, the balance of the promissory note, including interest thereon was repaid.

Maxim Pukhoskiy

On December 17, 2019, in terms of a settlement agreement entered into between the Company, Qpagos Corporation and Maxim Pukhoskiy, the Company issued a promissory note to Mr. Pukhoskiy in settlement of $17,856 owing to him in terms of a service agreement dated May 1, 2015. The promissory note bears interest at 4% per annum, is unsecured and matures on June 16, 2020.

During the year ended December 31, 2020, the Company repaid an aggregate principal amount of $10,000. The note is currently in default as we were unable to pay the outstanding balance by June 16, 2020. The note has no default penalties and we anticipate repaying the note as soon as we have sufficient funds.

The balance of the promissory note, including interest thereon at December 31, 2020 was $8,041.

Subsequent to year end on February 22, 2021, the balance of the promissory note, including interest thereon was repaid.

Dieter Busenhart

On July 17, 2020, the Company issued a promissory note to Dieter Busenhart in the aggregate principal amount of $50,000 for net proceeds of $50,000, bearing interest at 10% per annum and maturing on January 17, 2021.

Between August 5, 2020 and September 16, 2020, the Company repaid $49,500 of the principal outstanding.

The balance of the promissory note, including interest thereon at December 31, 2020 was $1,062.

Alexander Motorin

On December 23, 2019, in terms of a debt purchase agreement entered into with Waketec OU, Mr. Motorin acquired $20,000 of the promissory note issued to Waketec OU by Qpagos Corporation. On December 23, 2019, the Company entered into a debt settlement agreement whereby the company agreed to the assignment of the debt owed to Mr. Motorin by Qpagos Corporation to the Company in exchange for a new promissory note in the principal amount of $20,000 issued by the Company. The promissory note is unsecured, bears interest at 4% per annum and matures on December 23, 2020.

On January 7, 2020, the Company entered into a debt exchange agreement whereby the aggregate principal sum of $20,000 plus accrued interest of $33 was exchanged for 1,001,644 shares of common stock at an issue price of $0.02 per share, realizing a loss on exchange of $20,033.